TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (30,135)	$ (13,189)	$ (7,172)
Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2021, 2020 and 2019, respectively)	(6,931)	(3,034)	(1,650)
Changes in valuation allowance	4,116	2,604	1,979
Increase in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	0	0	0
Write off of prepaid and withholding taxes	1,388	875	1,066
Foreign tax rates differences related to subsidiaries	46	14	35
Non-deductible expenses	512	71	72
Capital note release taxes	544	100	0
Other expenses and Exchange rate differences	195	488	(383)
Non-deductible share-based compensation expense	1,925	633	557
Change in expense associated with tax positions for current year	100	100	500
Income tax expense	$ 1,895	$ 1,851	$ 2,176